Restructuring - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 11.0
Restructuring cost incurred to date		$ 16.8
Accrual adjustment		6.5
2022/2023 restructuring plan
Restructuring Cost and Reserve [Line Items]
Restructuring cost incurred to date		16.8	$ 5.4
Restructuring charges, release of liability		6.2	$ 0.5
Minimum | 2022 and 2023 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Total expected restructuring cost under plan		17.0		$ 16.0	$ 8.0
Maximum | 2022 and 2023 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Total expected restructuring cost under plan		$ 18.0		$ 18.0	$ 10.0